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Dana Large Cap Equity Fund
FUND SUMMARY DANA LARGE CAP EQUITY FUND
Investment Objective
The investment objective of the Dana Large Cap Equity Fund (the "Fund") is long-term growth of capital.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dana Large Cap Equity Fund - USD ($)	Investor Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none
Fee for Redemptions Paid by Wire	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dana Large Cap Equity Fund		Investor Class	Institutional Class
Management Fees		0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.26%	0.26%
Total Annual Fund Operating Expenses		1.16%	0.91%
Fee Waiver/Expenses Reimbursement		(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement	[1]	0.98%	0.73%
[1]	Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement reflect that Dana Investment Advisors, Inc.(the "Adviser") has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2022, so that Total Annual Fund Operating Expenses do not exceed 0.73% of the Fund's average daily net assets. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as "Acquired Fund Fees and Expenses"). Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or reimbursement and the expense limitation in place at the time of the repayment. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Only the one-year numbers shown below reflect the Adviser's agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Dana Large Cap Equity Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	100	351	621	1,393
Institutional Class	75	272	486	1,103

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund's performance. During the Fund's most recent fiscal year, the portfolio turnover rate was 57%.

Principal Investment Strategies

The Fund seeks to achieve its investment objective through investment in publicly-traded equity securities using a disciplined, risk-controlled investment process. The investment process is a sector-neutral, relative-value approach that has been used by the Adviser for its private clients since 1999. The investment process seeks to minimize volatility (and thus, control risk) by utilizing several strategies including, but not limited to, rebalancing the portfolio quarterly to be within 1% of its target benchmark sector weights, relatively equally weighting position sizes within each sector, and maintaining positions at less than 4% of the portfolio. The Fund's benchmark is the Standard & Poor's 500® Index ("S&P 500"). "Sector-neutral, relative-value" refers to the Adviser striving to keep sector diversification within the Fund's portfolio similar to that in its target benchmark. To do this, the Adviser will generally emphasize valuation metrics within each sector when analyzing securities. Valuation metrics may include evaluating the pricing of a security based off its price to earnings ratio, price to cash flow ratio, price to book value ratio and earnings to growth ratio.

The Adviser employs a risk-controlled relative-value equity strategy. The starting universe used to select equity securities is the largest 700 companies listed on major U.S. exchanges, based on market capitalization. Under normal circumstances, at least 80% of the Fund's net assets will be invested in large cap equity securities, which the Adviser defines as companies having a market capitalization of over $10 billion at the time of purchase. While the Fund selects stocks from the 700 largest companies, the Fund may also invest a portion of its assets in equity securities of companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $10 billion, respectively). The Fund portfolio is designed to resemble the broad large-cap market, add value above market returns through superior stock selection, yet exhibit lower volatility than the market. The investment process is a hybrid of quantitative and fundamental techniques. Individual securities in the Fund are chosen after rigorous fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

The investment portfolio will be constructed and monitored using top-down risk controls designed to minimize volatility while allowing the opportunity to add excess returns. The portfolio managers may also sell a security when they determine that the company's fundamentals are no longer compatible with the Fund's objectives or when other securities offer a more attractive investment opportunity. Top-down risk controls would include sector neutrality to the Fund's benchmark with relatively equal weighted positions limited to a maximum 4% weighting. Such controls have historically reduced volatility by ensuring the portfolio is well diversified and not over concentrated to any particular sector or security.

In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, publicly traded partnerships, shares of other investment companies and exchange traded funds ("ETFs"). The Fund may invest in ETFs to gain market exposure when there are significant cash flows.

Principal Risks

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund's investment risks before deciding whether to invest in the Fund.

Investment Style Risk. The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment will produce the desired results.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets. Movements in the stock market may affect adversely the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund's net asset value per share ("NAV"). When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Pandemic Risk. The global outbreak of the COVID-19 virus and the resulting governmental responses to address the pandemic have disrupted global economic markets and contributed to significant volatility in certain markets, and the economic impact, duration and spread of the COVID-19 pandemic remains uncertain at this time. The performance of the Fund may be impacted by COVID-19, which may in turn impact the value of your investment.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund's portfolio.

Industry Risk. The Fund's portfolio may be over-weighted in certain industries and under-weighted in other industries; therefore, any positive or negative developments affecting those industries will have a greater impact on the Fund.

Sector Risk. The Fund's portfolio may be over-weighted in certain sectors such as information technology, health care, or financials; therefore, any negative development affecting those sectors will have a greater impact on the Fund.

Mid-Cap and Small-Cap Risk. Stocks of mid-cap and small-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. These risks are higher for small-cap companies.

ETF and Other Investment Company Risk. The Fund may invest in ETFs and other investment companies ("Underlying Funds"). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses.

REIT Risk. The Fund may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund's investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Performance

The bar chart below shows how the Fund's investment results have varied from year to year as represented by the performance of Investor Class shares. The table below shows how the Fund's average annual total returns for the one-year, five-year, and since inception periods compare to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is not necessarily an indication of how it will perform in the future. The performance of the Fund's Institutional Class Shares would differ from the Investor Class returns shown in the bar chart because the expenses of the Classes differ. The Fund was reorganized on October 28, 2013 from a series of The Epiphany Funds, a trust established under the laws of Ohio, (the "Large Cap Predecessor Fund"), to a series of Valued Advisers Trust, a Delaware statutory trust (the "Large Cap Reorganization"). The performance information below is intended to serve as an illustration of the variability of the Fund's returns since inception. The Fund is a continuation of the Large Cap Predecessor Fund and has the same investment objective and strategies of the Large Cap Predecessor Fund. While the Fund is substantially similar to the Large Cap Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund's performance during the same time period may have been different than the performance of the Large Cap Predecessor Fund due to, among other things, differences in fees and expenses. Prior to October 13, 2017 Investor Class shares were known as Class N shares.

(as of December 31)

Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2020, 21.01% Worst Quarter: 1st Quarter, 2020, (22.17%)
Average Annual Total Returns (for the period ended December 31, 2020)
Average Annual Total Returns - Dana Large Cap Equity Fund		1 Year		5 Years		10 Years		Since Inception	[3]	Inception Date
Investor Class		12.07%	[1]	12.85%	[1]	12.05%	[1]			Mar. 01, 2010
Investor Class | After Taxes on Distributions		11.27%		11.17%		10.71%				Mar. 01, 2010
Investor Class | After Taxes on Distributions and Sales		7.46%		9.96%		9.65%				Mar. 01, 2010
Institutional Class	[2]	12.38%		13.13%		none		11.77%		Oct. 29, 2013
S&P 500		18.40%		15.22%		13.88%	[4]
[1]	The Investor Class Shares commenced operations on March 1, 2010.
[2]	Institutional Class Shares commenced operations on October 29, 2013.
[3]	The Average Annual Total Return Since Inception (10/29/13) for the Institutional Class Shares is 11.77%.
[4]	Based on inception date of Investor Class shares.

After-tax returns are shown for the Investor Class shares only. After-tax returns for Institutional Class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (855) 280-9648. Performance data current to the most recent quarter end may be obtained on the Fund's website at www.danafunds.com.